                                BETHANY S. BRAND
                                 (612) 340-6319



                                  July 9, 1999

Securities and Exchange Commission                  VIA EDGAR ELECTRONIC FILING
450 Fifth Street, N.W.
Washington, D.C.  20549

    Re:   Fortis Growth Fund, Inc.
          File No.: 002-14784

Dear Sir or Madam:

                  Pursuant to Rule 497(j), Fortis Growth Fund, Inc. certifies that:

                  (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that incorporated by reference (to Post-Effective Amendment #28 of Fortis Advantage Portfolios, Inc. filed July 1, 1999) in the most recent amendment to the registration statement (Post-Effective Amendment #64 filed July 1, 1999) in; and

                  (2) the text of the most recent amendment to the registration statement and the documents incorporated by reference have been filed electronically.

                                                    Very truly yours,

                                                    /s/ Bethany S. Brand

                                                    Bethany S. Brand
cc:   Kathleen Prudhomme
      Rick Ertel